Schedule of Investments (unaudited)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 35.2%
Communication Services — 6.4%
Diversified Telecommunication Services — 1.3%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,440,000	$1,802,554 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,030,000	631,512 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,050,000	1,675,523 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,040,000	852,847 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	930,000	933,169 (a)
Total Diversified Telecommunication Services				5,895,605
Entertainment — 0.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,860,000	567,300 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	700,000	483,644 (a)
Total Entertainment				1,050,944
Interactive Media & Services — 0.2%
Snap Inc., Senior Notes	6.875%	3/1/33	560,000	559,765 (a)
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	360,000	318,519 (a)
Total Interactive Media & Services				878,284
Media — 3.8%
AMC Networks Inc., Senior Notes	4.250%	2/15/29	270,000	199,117
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	150,000	154,400 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	1,000,000	904,443 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	5.125%	8/15/27	810,000	788,342 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	400,000	379,096 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,430,000	1,504,165 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	3,346,050	3,542,171
Gray Media Inc., Senior Notes	7.000%	5/15/27	610,000	594,040 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	940,000	627,133
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	285,000	221,143 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	7,368,653	7,838,405 (a)(b)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	370,000	369,602
Total Media				17,122,057
Wireless Telecommunication Services — 0.8%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	2,760,000	2,611,080 (a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	513,000	507,504 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	682,000	607,924 (a)
Total Wireless Telecommunication Services				3,726,508

Total Communication Services				28,673,398
Consumer Discretionary — 5.0%
Automobile Components — 0.5%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	390,000	369,877 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	550,000	506,702 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	160,000	146,163 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,370,000	1,203,848 (a)
Total Automobile Components				2,226,590
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — 0.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	$237,122
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,590,000	2,503,304 (a)
Total Automobiles				2,740,426
Broadline Retail — 0.5%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	930,000	989,776 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	780,000	692,648
Prosus NV, Senior Notes	3.061%	7/13/31	860,000	742,756 (a)
Total Broadline Retail				2,425,180
Diversified Consumer Services — 0.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	360,000	331,349 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,770,000	422,527 (a)
Total Diversified Consumer Services				753,876
Hotels, Restaurants & Leisure — 2.2%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	150,000	153,640 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	570,000	573,479 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	870,000	863,187 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,860,000	1,742,680 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	290,000	280,217 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	360,000	351,765 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	850,000	890,725 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	660,000	662,272 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000	599,448
Sands China Ltd., Senior Notes	5.400%	8/8/28	800,000	787,629
Sands China Ltd., Senior Notes	2.850%	3/8/29	530,000	475,407
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000	179,279
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	660,000	662,986 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,030,000	1,102,136 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	430,000	444,020 (a)
Total Hotels, Restaurants & Leisure				9,768,870
Specialty Retail — 0.9%
Foot Locker Inc., Senior Notes	4.000%	10/1/29	1,200,000	974,219 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	260,000	229,724 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,400,000	1,122,639 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	600,000	315,648 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	1,270,000	1,184,752 (a)
Total Specialty Retail				3,826,982
Textiles, Apparel & Luxury Goods — 0.1%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	820,000	498,279 (a)

Total Consumer Discretionary				22,240,203
Consumer Staples — 0.3%
Food Products — 0.3%
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	840,000	843,802 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	500,000	500,591 (a)

Total Consumer Staples				1,344,393
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 6.9%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	580,000	$553,124 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	402,000	284,959 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	340,000	102,359 (a)
Total Energy Equipment & Services				940,442
Oil, Gas & Consumable Fuels — 6.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	950,000	975,056 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	380,000	370,288 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	140,000	141,682 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	250,000	227,444 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,110,000	976,364
Ecopetrol SA, Senior Notes	8.375%	1/19/36	770,000	721,269
Energy Transfer LP, Senior Notes	5.350%	5/15/45	1,510,000	1,310,051
EQT Corp., Senior Notes	7.500%	6/1/30	190,000	204,455 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,550,000	1,455,741
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	160,684	154,982 (c)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	240,000	249,647 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	120,000	122,963 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.016%	9/30/29	1,801,622	1,774,597 (a)(d)(e)(f)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	850,000	839,977 (a)
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	1,140,000	1,197,804
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	505,000	492,470
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	2,180,000	2,361,992
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	580,000	617,900 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	450,000	458,274 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	860,000	866,639 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	710,000	694,943 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	690,000	603,397
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.695%	5/31/25	610,000	603,182 (f)(g)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	830,000	824,792 (a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	680,000	656,466 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	940,000	963,457
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	510,000	518,815 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	150,000	139,824 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	1,660,000	1,662,100 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	120,000	107,925 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,680,000	1,445,564 (a)(f)(g)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	170,000	176,266 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,760,000	1,788,141 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	260,000	266,948 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	130,000	133,603 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	800,000	672,308 (a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,790,000	1,516,202
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,410,000	$1,134,062
YPF SA, Senior Notes	6.950%	7/21/27	570,000	559,289 (a)
Total Oil, Gas & Consumable Fuels				29,986,879

Total Energy				30,927,321
Financials — 5.5%
Banks — 2.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	520,000	508,627 (a)(f)(g)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	600,000	615,425 (f)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	250,000	259,085 (f)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	610,000	598,046 (f)(g)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,600,000 EUR	1,815,458 (c)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,320,000	1,338,046 (a)(f)(g)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	2,260,000	2,552,044 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	600,000	616,596 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	1,230,000 GBP	1,683,557 (f)(g)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	1,450,000 GBP	1,756,021 (f)(g)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	300,000	310,825 (f)
Total Banks				12,053,730
Capital Markets — 1.0%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	830,000	754,213 (a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	0 *(d)(e)(h)
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	510,000	513,075 (f)(g)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	960,000	930,047 (a)(f)(g)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	780,000	747,928 (a)(f)(g)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	1,390,000	1,425,504 (a)(f)(g)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	380,000	411,537 (a)(f)(g)
Total Capital Markets				4,782,304
Consumer Finance — 0.1%
FirstCash Inc., Senior Notes	5.625%	1/1/30	350,000	344,434 (a)
Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	1,050,000	1,055,084 (f)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	950,000	1,002,055 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	460,000	$474,785 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	910,000	895,231 (a)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	730,000	703,026 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	1,130,000	1,052,029 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	370,000	380,165 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	590,000	573,713 (a)
Total Financial Services				6,136,088
Insurance — 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	410,000	400,722 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	378,000	388,756 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	580,000	602,199 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				990,955

Total Financials				24,708,233
Health Care — 2.1%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	290,000	275,679 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	770,000	776,856 (a)
Total Health Care Equipment & Supplies				1,052,535
Health Care Providers & Services — 1.0%
Akumin Inc., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	8/1/27	1,080,000	945,767 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,710,000	1,247,590 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	110,000	90,935 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	980,000	1,013,083 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	850,000	905,227 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000	508,690 (a)
Total Health Care Providers & Services				4,711,292
Health Care Technology — 0.2%
Claritev Corp., Senior Secured Notes	6.750%	3/31/31	883,887	593,145 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	98,392	76,359 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	157,721	145,283 (a)(b)
Total Health Care Technology				814,787
Pharmaceuticals — 0.7%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,000,000	979,834 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	180,000	171,176 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	65,625 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	300,000	291,848
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,150,000	1,521,052
Total Pharmaceuticals				3,029,535

Total Health Care				9,608,149
Industrials — 5.0%
Aerospace & Defense — 0.5%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	190,000	193,782 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	$194,128 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	540,000	553,557 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	1,210,000	1,225,707 (a)
Total Aerospace & Defense				2,167,174
Building Products — 0.2%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	203,000	206,333 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	550,000	553,565 (a)
Total Building Products				759,898
Commercial Services & Supplies — 1.3%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,780,000	1,735,525
GEO Group Inc., Senior Notes	10.250%	4/15/31	610,000	667,122
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	500,000	476,757 (a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	670,000	697,303 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	960,000	915,136 (a)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	1,616,406	270,263 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	960,000	986,446 (a)
Total Commercial Services & Supplies				5,748,552
Construction & Engineering — 0.5%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	244,667
Empire Communities Corp., Senior Notes	9.750%	5/1/29	330,000	322,393 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,570,000	1,695,859 (a)
Total Construction & Engineering				2,262,919
Ground Transportation — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	921,000	760,468 (a)
XPO Inc., Senior Secured Notes	6.250%	6/1/28	260,000	263,064 (a)
Total Ground Transportation				1,023,532
Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	880,000	862,413
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	900,000	887,091 (a)
Total Machinery				1,749,504
Passenger Airlines — 1.0%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,690,000	1,723,494 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	370,000	341,106 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	480,000	470,400 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	1,641,171	1,301,653 (a)(b)
United Airlines Pass-Through Trust	4.875%	1/15/26	232,662	231,877
US Airways Pass-Through Trust	3.950%	11/15/25	274,431	273,224
Total Passenger Airlines				4,341,754
Trading Companies & Distributors — 0.0%††
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	230,000	233,150 (a)
Transportation Infrastructure — 0.9%
DP World Ltd., Senior Notes	5.625%	9/25/48	780,000	722,334 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,840,000 GBP	2,411,079 (c)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Transportation Infrastructure — continued
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	870,000	$872,452 (a)
Total Transportation Infrastructure				4,005,865

Total Industrials				22,292,348
Information Technology — 0.9%
Communications Equipment — 0.2%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	410,000	419,765 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	150,000	130,705 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	330,000	309,117 (a)
Total Communications Equipment				859,587
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	510,000	521,311 (a)
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	360,000	365,417 (a)
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	5.700%	2/10/53	290,000	258,570
Software — 0.3%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	290,000	264,300
Gen Digital Inc., Senior Notes	7.125%	9/30/30	700,000	721,498 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	200,000	199,961 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	184,200	67,412 (a)
Total Software				1,253,171
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes (5.000% Cash and 10.000% PIK or 13.000% Cash)	13.000%	12/15/30	499,198	595,294 (a)(b)

Total Information Technology				3,853,350
Materials — 1.2%
Chemicals — 0.2%
OCP SA, Senior Notes	6.750%	5/2/34	670,000	678,040 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	470,000	364,319
Total Chemicals				1,042,359
Containers & Packaging — 0.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	310,813	10,065 (a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	290,000	289,257 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,020,000	470,322 (a)
Total Containers & Packaging				769,644
Metals & Mining — 0.7%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	270,000	265,488 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,480,000	1,554,298 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	320,000	324,737 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	780,000	772,690 (a)
Total Metals & Mining				2,917,213
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	760,000	648,515

Total Materials				5,377,731
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.6%
Diversified REITs — 0.5%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,265,000	$1,118,565
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	570,000	579,578 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes	10.500%	2/15/28	532,000	565,292 (a)
Total Diversified REITs				2,263,435
Hotel & Resort REITs — 0.0%††
Service Properties Trust, Senior Notes	5.500%	12/15/27	280,000	266,995
Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	620,000	53,952 *(c)(i)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	310,576	316,058 (a)
Total Real Estate Management & Development				370,010

Total Real Estate				2,900,440
Utilities — 1.3%
Electric Utilities — 0.7%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	350,000	357,001 (a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	740,000	695,447 (f)(g)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	370,000	369,714 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	740,000	753,388 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,120,000	1,160,986 (a)
Total Electric Utilities				3,336,536
Independent Power and Renewable Electricity Producers — 0.6%
AES Andes SA, Senior Notes	6.250%	3/14/32	300,000	300,317 (a)
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	1,190,000	1,233,919 (a)
TransAlta Corp., Senior Notes	7.750%	11/15/29	150,000	156,380
TransAlta Corp., Senior Notes	6.500%	3/15/40	860,000	793,446
Total Independent Power and Renewable Electricity Producers				2,484,062

Total Utilities				5,820,598
Total Corporate Bonds & Notes (Cost — $168,075,862)				157,746,164
Collateralized Mortgage Obligations(j) — 21.3%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	6.137%	9/15/34	1,100,000	1,038,786 (a)(f)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	10.836%	7/25/36	217,130	197,299 (f)
Angel Oak Mortgage Trust, 2022-3 A3	4.134%	1/25/67	1,004,438	920,486 (a)(f)
ARES Commercial Mortgage Trust, 2024-IND2 A (1 mo. Term SOFR + 1.443%)	5.765%	10/15/34	1,290,000	1,291,068 (a)(f)
BANK, 2017-BNK7 A5	3.435%	9/15/60	640,000	623,246
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	612,262
BANK, 2022-BNK44 D	4.000%	11/15/32	2,110,000	1,550,624 (a)(f)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	896,590 (a)
BANK, 2024-BNK48 A5	5.053%	10/15/57	1,330,000	1,326,350
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 D	3.250%	2/15/50	1,150,000	1,050,430 (a)
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	870,000	849,350 (f)
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.116%	5/15/52	16,841,662	526,982 (f)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	2,571,000	$2,279,972 (a)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.757%	2/15/39	1,000,000	995,612 (a)(f)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	8.759%	8/15/41	1,020,000	1,001,587 (a)(f)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	7.268%	4/15/34	1,050,000	1,019,990 (a)(f)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	1,280,000	1,160,853 (a)(f)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	1,235,000	1,089,840 (a)(f)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.428%	2/15/39	987,000	978,151 (a)(f)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	1,030,000	1,005,459 (a)(f)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.010%	5/15/34	1,056,097	1,039,287 (a)(f)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	8.012%	4/15/40	1,200,000	1,192,533 (a)(f)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.579%	10/15/36	1,100,000	1,080,397 (a)(f)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	6.036%	2/15/36	1,290,000	1,267,981 (a)(f)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	6.373%	9/15/34	1,069,080	1,049,296 (a)(f)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	6.773%	8/15/39	353,795	353,353 (a)(f)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	7.012%	4/15/41	1,115,774	1,110,139 (a)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	10,000	9,717
CFK Trust, 2020-MF2 E	3.573%	3/15/39	1,700,000	1,218,536 (a)(f)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.519%	9/15/48	958,000	922,864 (f)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	1.002%	9/15/50	20,605,797	309,926 (f)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	1,270,000	1,310,152 (a)(f)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	1,024,201	1,023,982 (a)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	1,100,000	1,059,037 (a)(f)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,094,887 (a)
Extended Stay America Trust, 2021-ESH E (1 mo. Term SOFR + 2.964%)	7.286%	7/15/38	1,014,187	1,010,714 (a)(f)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	8.136%	7/15/38	1,022,782	1,012,147 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.420%	6/25/30	1,481,073	83,026 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.854%	10/25/33	590,000	650,541 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.754%	10/25/41	860,000	882,036 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	9.104%	2/25/42	1,220,000	1,275,263 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	2.319%	11/25/57	3,696,434	1,357,534 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,315,714	1,283,578 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	2,061,303 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	2,446,756	2,338,351 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.108%	9/25/47	627,265	466,582 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA3 B2 (30 Day Average SOFR + 8.264%)	12.618%	7/25/49	1,809,000	2,051,792 (a)(f)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	8.568%	9/25/31	413,581	$431,515 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.568%	7/25/39	399,002	408,853 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	7.504%	12/25/41	670,000	683,335 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	6.303%	2/25/45	1,360,000	1,339,921 (a)(f)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	493,262	5 (f)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.654%	3/15/41	1,240,000	1,233,959 (a)(f)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	1,125,000	1,163,415 (a)(f)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.069%	11/15/32	1,030,000	1,027,327 (a)(f)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.764%)	7.087%	5/15/26	500,000	358,700 (a)(f)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	465,874	415,264 (a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.841%	4/25/36	1,168,536	995,566 (a)(f)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	5.334%	6/20/35	1,453,877	1,335,962 (f)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.759%	10/15/41	1,010,000	1,001,768 (a)(f)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	5.081%	8/25/35	39,930	36,850 (f)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.981%	11/25/36	969,915	820,816 (f)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.740%	8/15/38	1,239,818	1,213,426 (a)(f)
MF1 LLC, 2025-FL17 A (1 mo. Term SOFR + 1.320%)	5.640%	2/18/40	1,320,000	1,309,151 (a)(f)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	7.061%	2/18/40	460,000	458,447 (a)(f)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.810%	2/18/40	390,000	388,691 (a)(f)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.861%	11/18/39	1,300,000	1,299,173 (a)(f)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	425,056	430,224 (a)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	7.037%	4/15/38	1,040,000	1,033,056 (a)(f)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	6.386%	5/15/38	1,280,000	1,271,268 (a)(f)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.727%	12/15/48	750,000	680,999 (f)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.885%	12/15/38	1,050,000	981,315 (a)(f)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.194%	10/15/54	8,855,787	397,426 (f)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	4.941%	4/25/35	833,938	645,383 (f)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	837,258
MSWF Commercial Mortgage Trust, 2023-2 C	7.252%	12/15/56	1,240,000	1,273,933 (f)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	8.218%	3/25/50	1,200,843	1,221,807 (a)(f)
Multifamily Trust, 2016-1 B	8.127%	4/25/46	340,664	339,587 (a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,750,000	1,207,877 (a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	660,000	336,742 (a)(f)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	9.450%	3/15/39	750,000	728,345 (a)(f)
New Residential Mortgage Loan Trust, 2017-5A B5	6.296%	6/25/57	669,378	623,968 (a)(f)
Nomura Resecuritization Trust, 2015-8R 4A4	4.331%	11/25/47	1,079,562	948,755 (a)(f)
NYMT Loan Trust, 2024-BPL1 A1	7.154%	2/25/29	1,010,000	1,021,087 (a)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	629,157	633,964 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
ONNI Commercial Mortgage Trust, 2024-APT D	7.237%	7/15/39	1,160,000	$1,209,570 (a)(f)
PRPM LLC, 2025-RCF1 A1	4.500%	2/25/55	649,186	637,688 (a)
RIDE, 2025-SHRE D	6.972%	2/14/47	1,140,000	1,154,923 (a)(f)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A1	7.500%	2/25/30	2,430,000	2,435,319 (a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	6.836%	5/15/38	1,070,000	1,024,814 (a)(f)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	6.272%	1/15/39	850,000	829,875 (a)(f)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.672%	1/15/39	1,030,000	973,228 (a)(f)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	4.791%	4/25/35	1,173,888	1,042,534 (a)(f)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.765%	3/15/42	1,150,000	1,132,080 (a)(f)
Towd Point Mortgage Trust, 2015-1 B1	4.732%	10/25/53	1,230,000	1,175,762 (a)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	520,417	507,444
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	75,985	75,468
Verus Securitization Trust, 2023-4 B1	8.089%	5/25/68	1,050,000	1,053,395 (a)(f)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	982,008	995,133 (a)
Waikiki Beach Hotel Trust, 2019-WBM D (1 mo. Term SOFR + 2.327%)	6.649%	12/15/33	1,310,000	1,294,922 (a)(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	4.981%	12/25/45	21,558	21,116 (f)
WB Commercial Mortgage Trust, 2024-HQ D	8.278%	3/15/40	650,000	658,690 (a)(f)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	65,763	65,222

Total Collateralized Mortgage Obligations (Cost — $98,290,950)				95,752,212
Senior Loans — 21.0%
Communication Services — 2.6%
Entertainment — 0.7%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	9.949%	2/10/27	3,586,067	1,798,413 (f)(k)(l)
EOC Borrower LLC, Term Loan B (1 mo. Term SOFR + 3.000%)	7.322%	3/24/32	1,170,000	1,158,785 (f)(k)(l)
Total Entertainment				2,957,198
Interactive Media & Services — 0.5%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	1,585,944	1,539,754 (f)(k)(l)
X Corp., Term Loan B3	9.500%	10/26/29	990,000	967,106 (k)(l)
Total Interactive Media & Services				2,506,860
Media — 1.4%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000%	1/2/28	585,022	525,057 (k)(l)
Getty Images Inc., Dollar Term Loan B1	11.250%	2/21/30	360,000	356,850 (k)(l)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.500%)	8.822%	6/30/28	3,282,172	3,280,120 (f)(k)(l)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	8.572%	5/3/28	742,840	704,770 (f)(k)(l)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	8.572%	12/31/31	502,747	442,373 (f)(k)(l)
Univision Communications Inc., 2024 First Lien Replacement Term Loan (1 mo. Term SOFR + 3.614%)	7.936%	1/31/29	327,525	315,652 (f)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	7.373%	3/31/31	700,000	681,782 (f)(k)(l)
Total Media				6,306,604

Total Communication Services				11,770,662
Consumer Discretionary — 3.1%
Automobile Components — 0.5%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.822%	5/6/30	803,835	790,270 (f)(k)(l)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	7.072%	1/28/32	310,000	$304,446 (f)(k)(l)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.541%	3/30/27	217,732	202,997 (f)(k)(l)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.541%	3/30/27	821,199	765,255 (f)(k)(l)
Total Automobile Components				2,062,968
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.799%	10/26/30	670,043	668,090 (f)(k)(l)
Diversified Consumer Services — 0.2%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.319%	10/13/30	612,273	610,501 (f)(k)(l)
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.041%	4/13/28	330,000	80,025 (f)(k)(l)
Total Diversified Consumer Services				690,526
Hotels, Restaurants & Leisure — 1.5%
Allwyn Entertainment Financing US LLC, New Facility Term Loan B (3 mo. Term SOFR + 2.000%)	6.230%	6/2/31	746,833	738,117 (f)(k)(l)
Alterra Mountain Co., Term Loan B6 (1 mo. Term SOFR + 2.750%)	7.072%	8/17/28	1,541,233	1,543,160 (e)(f)(k)(l)
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.250%)	6.563%	2/6/31	1,142,679	1,126,967 (f)(k)(l)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	6.563%	2/6/30	341,710	337,780 (f)(k)(l)
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	9.053%	3/28/32	710,000	707,043 (f)(k)(l)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.049%	11/30/30	1,170,043	1,155,055 (f)(k)(l)
Four Seasons Hotels Ltd., 2024 Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.072%	11/30/29	930,920	933,136 (f)(k)(l)
Total Hotels, Restaurants & Leisure				6,541,258
Specialty Retail — 0.8%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.822%	6/11/31	1,049,314	979,555 (f)(k)(l)
Lids Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.650%)	9.945%	12/14/26	1,297,202	1,290,715 (e)(f)(k)(l)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 4.750%)	9.071%	7/15/31	1,542,250	1,517,189 (f)(k)(l)
Total Specialty Retail				3,787,459

Total Consumer Discretionary				13,750,301
Consumer Staples — 0.6%
Beverages — 0.5%
Celsius Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.548%	3/21/32	1,200,000	1,194,498 (f)(k)(l)
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.549%	3/31/28	1,130,826	1,123,618 (f)(k)(l)
Total Beverages				2,318,116
Food Products — 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.864%)	12.186%	10/1/26	260,000	237,007 (f)(k)(l)
Household Products — 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.686%	12/23/28	629,447	293,322 (f)(k)(l)

Total Consumer Staples				2,848,445
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
NGP XI Midstream Holdings LLC, Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.799%	7/25/31	718,200	$711,018 (f)(k)(l)

Financials — 3.9%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.322%	8/2/28	1,031,655	1,027,787 (f)(k)(l)
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.750%)	7.072%	9/15/31	977,550	967,051 (f)(k)(l)
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.322%	3/12/29	772,244	772,669 (f)(k)(l)
Financial Services — 1.4%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.299%	1/31/31	668,325	667,767 (f)(k)(l)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.311%	4/7/28	580,000	535,415 (f)(k)(l)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	9.534%	6/16/28	1,112,003	1,106,443 (f)(k)(l)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.313%	12/15/31	1,170,043	1,155,587 (f)(k)(l)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.822%	7/31/31	858,548	857,179 (f)(k)(l)
VFH Parent LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.822%	6/21/31	1,860,000	1,855,350 (e)(f)(k)(l)
Total Financial Services				6,177,741
Insurance — 1.5%
Accession Risk Management Group Inc., 2022 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 4.750%)	9.030- 9.063%	11/1/29	271,640	271,470 (f)(k)(l)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 4.750%)	9.030- 9.063%	11/1/29	1,394,484	1,394,484 (e)(f)(k)(l)
Accession Risk Management Group Inc., Term Loan (3 mo. Term SOFR + 4.750%)	9.030- 9.063%	11/1/29	512,353	512,033 (f)(k)(l)
Accession Risk Management Group Inc., Term Loan B (3 mo. Term SOFR + 4.750%)	9.030- 9.063%	11/1/29	185,842	185,726 (f)(k)(l)
Accession Risk Management Group Inc., Term Loan C (3 mo. Term SOFR + 4.750%)	9.030- 9.063%	11/1/29	370,691	370,460 (f)(k)(l)
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.572%	1/30/32	1,170,043	1,165,568 (f)(k)(l)
AssuredPartners Inc., 2024 Term Loan (1 mo. Term SOFR + 3.500%)	7.822%	2/14/31	849,609	850,628 (f)(k)(l)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.686%	7/31/27	769,990	754,486 (f)(k)(l)
HIG Finance 2 Ltd., 2024 Refinancing Term Loan 2 (1 mo. Term SOFR + 3.500%)	7.822%	4/18/30	231,917	232,409 (f)(k)(l)
Sedgwick Claims Management Services Inc., 2024 Term Loan (3 mo. Term SOFR + 3.000%)	7.313%	7/31/31	915,312	912,095 (f)(k)(l)
Total Insurance				6,649,359
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
KREF Holdings X LLC, Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.571%	2/25/32	1,170,000	1,162,693 (f)(k)(l)
Starwood Property Mortgage LLC, Term Loan B	—	11/18/27	585,022	585,022 (e)(m)
Total Mortgage Real Estate Investment Trusts (REITs)				1,747,715

Total Financials				17,342,322
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 2.7%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.572%	10/23/28	1,068,928	$1,062,969 (f)(k)(l)
Health Care Providers & Services — 1.6%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 4.710%)	8.837%	11/30/28	136,691	106,220 (f)(k)(l)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.006%	5/16/31	791,787	778,426 (f)(k)(l)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.817%	5/16/31	726,354	711,072 (f)(k)(l)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.822%	2/21/31	1,202,684	1,196,250 (f)(k)(l)
Sonrava Health Holdings LLC, Second Out Term Loan Facility A (3 mo. Term SOFR + 6.762%)	11.061%	8/18/28	3,916,684	1,478,548 (f)(k)(l)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.549%	5/30/31	1,542,250	1,541,294 (f)(k)(l)
Team Services Group LLC, Incremental Term Loan (3 mo. Term SOFR + 5.250%)	9.530%	12/20/27	488,775	475,336 (f)(k)(l)
Team Services Group LLC, Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.541%	12/20/27	654,884	634,255 (f)(k)(l)
Total Health Care Providers & Services				6,921,401
Health Care Technology — 0.6%
Cotiviti Inc., Amendment No. 2 Term Loan (3 mo. Term SOFR + 2.750%)	7.077%	3/29/32	820,000	803,940 (f)(k)(l)
Cotiviti Inc., Initial Term Loan	7.625%	5/1/31	640,000	635,203 (k)(l)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.074%	5/1/31	656,852	644,947 (f)(k)(l)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	8.030%	12/31/30	202,472	200,346 (f)(k)(l)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	9.141%	12/31/30	678,367	542,694 (e)(f)(k)(l)
Total Health Care Technology				2,827,130
Pharmaceuticals — 0.3%
1261229 BC Ltd., Initial Term Loan (1 mo. Term SOFR + 6.250%)	10.570%	9/25/30	470,000	444,542 (f)(k)(l)
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.399%	10/1/27	940,000	876,992 (f)(k)(l)
Total Pharmaceuticals				1,321,534

Total Health Care				12,133,034
Industrials — 3.3%
Building Products — 0.3%
EMRLD Borrower LP, Initial Term Loan B (3 mo. Term SOFR + 2.500%)	6.933%	5/31/30	1,030,630	1,020,391 (f)(k)(l)
EMRLD Borrower LP, Second Amendment Incremental Term Loan (3 mo. Term SOFR + 2.500%)	6.799%	8/4/31	169,150	167,424 (f)(k)(l)
Total Building Products				1,187,815
Commercial Services & Supplies — 1.5%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.799%	1/31/31	1,306,817	1,164,295 (f)(k)(l)
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	9.572%	4/4/29	463,291	470,384 (f)(k)(l)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.686%	8/31/28	1,526,312	1,413,746 (f)(k)(l)
LTR Intermediate Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 4.614%)	8.936%	5/5/28	1,223,055	1,163,945 (f)(k)(l)
Madison IAQ LLC, Term Loan	—	3/26/32	800,000	793,752 (m)
Neptune Bidco US Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	9.080%	10/11/28	581,737	511,722 (f)(k)(l)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	8.549%	8/31/28	1,172,270	$1,170,078 (f)(k)(l)
Total Commercial Services & Supplies				6,687,922
Machinery — 0.5%
Alliance Laundry Systems LLC, Initial Term Loan B (3 mo. Term SOFR + 2.750%)	7.072%	8/19/31	1,170,043	1,163,245 (f)(k)(l)
Dynamo US Bidco Inc., USD Term Loan Facility B (3 mo. Term SOFR + 3.500%)	7.798%	10/1/31	975,100	972,662 (f)(k)(l)
Terex Corp., USD Term Loan (3 mo. Term SOFR + 2.000%)	6.299%	10/8/31	330,000	330,000 (f)(k)(l)
Total Machinery				2,465,907
Passenger Airlines — 0.5%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.022%	10/20/27	1,098,290	1,110,190 (f)(k)(l)(m)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.275%	2/22/31	1,074,125	1,072,954 (f)(k)(l)
Total Passenger Airlines				2,183,144
Professional Services — 0.3%
Dayforce Inc., 2025 Term Loan	—	2/26/31	353,879	354,321 (e)(m)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	7.822%	11/14/30	919,952	918,917 (f)(k)(l)
Total Professional Services				1,273,238
Trading Companies & Distributors — 0.2%
BCPE Empire Holdings Inc., Amendment No. 8 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	7.572%	12/11/30	1,067,325	1,058,125 (f)(k)(l)

Total Industrials				14,856,151
Information Technology — 3.4%
Communications Equipment — 0.3%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.822%	7/31/29	1,442,750	1,363,399 (f)(k)(l)
IT Services — 1.0%
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 2.750%)	7.072%	10/30/30	540,000	540,000 (e)(f)(k)(l)
Indy US Bidco LLC, Eleventh Amendment Term Loan (1 mo. Term SOFR + 3.500%)	7.822%	3/6/28	1,175,875	1,174,405 (e)(f)(k)(l)
Leia Finco US LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.458%	10/9/31	1,170,043	1,164,603 (f)(k)(l)
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	7.549%	10/28/30	985,100	982,297 (f)(k)(l)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.000%)	7.329%	11/20/28	670,201	670,619 (f)(k)(l)
Total IT Services				4,531,924
Software — 2.1%
CB Buyer Inc., Delayed Draw Term Loan	—	7/1/31	177,153	176,710 (d)(e)(n)
CB Buyer Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	9.549%	7/1/31	848,828	846,707 (d)(e)(f)(k)(l)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.172%	10/8/28	628,534	620,288 (f)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.322%	10/16/26	485,847	471,609 (f)(k)(l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.322%	2/19/29	1,170,043	969,673 (f)(k)(l)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.780%	7/1/31	1,167,111	1,110,214 (f)(k)(l)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 4.750%)	9.049%	2/10/27	284,292	282,870 (f)(k)(l)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 4.750%)	9.049%	2/10/27	1,092,300	1,086,838 (f)(k)(l)
Opal US LLC, Term Loan B	—	3/31/32	1,060,000	1,052,718 (m)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Planview Parent Inc., 2024 Incremental Term Loan B (3 mo. Term SOFR + 3.500%)	7.799%	12/17/27	792,765	$778,396 (f)(k)(l)
Red Planet Borrower LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.600%)	7.922%	10/2/28	477,526	468,572 (f)(k)(l)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	8.261%	4/16/32	1,462,554	1,415,482 (f)(k)(l)
Total Software				9,280,077

Total Information Technology				15,175,400
Materials — 0.8%
Chemicals — 0.3%
A-Ap Buyer Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.072%	9/9/31	897,750	897,750 (f)(k)(l)
Natgasoline LLC, Term Loan B (3 mo. Term SOFR + 5.500%)	9.799%	3/29/30	510,000	499,163 (f)(k)(l)
Total Chemicals				1,396,913
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B	—	3/26/32	678,634	673,972 (m)
Clydesdale Acquisition Holdings Inc., Delayed Draw Term Loan	—	4/1/32	12,059	11,976 (m)
Total Containers & Packaging				685,948
Metals & Mining — 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	1,373,006	1,372,266 (d)(e)(k)(l)

Total Materials				3,455,127
Utilities — 0.1%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.750%)	7.072%	9/30/31	587,050	587,837 (f)(k)(l)

Sovereign Bonds — 0.3%
Tanzania — 0.3%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%)	9.584%	4/29/31	1,540,000	1,511,125 (d)(e)(f)(k)(l)

Total Senior Loans (Cost — $99,979,665)				94,141,422
			Face Amount†/ Units
Asset-Backed Securities — 11.4%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	9.031%	4/20/37	630,000	609,699 (a)(f)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.969%	1/20/37	490,000	481,425 (a)(f)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.756%	1/15/37	980,000	984,965 (a)(f)
Apidos CLO Ltd., 2015-22A DR (3 mo. Term SOFR + 7.012%)	11.281%	4/20/31	1,000,000	1,002,670 (a)(f)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	7.918%	4/15/34	1,500,000	1,494,953 (a)(f)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.169%	10/20/37	1,430,000	1,415,397 (a)(f)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	11.061%	4/19/34	1,380,000	1,342,298 (a)(f)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	5.041%	7/25/36	2,073,646	1,832,884 (a)(f)
CIFC Funding Ltd., 2017-3A D1R (3 mo. Term SOFR + 3.700%)	7.969%	4/20/37	790,000	789,950 (a)(f)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. Term SOFR + 3.662%)	7.931%	7/18/30	750,000	741,646 (a)(f)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	6.238%	10/25/33	350,101	342,409 (f)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	11.648%	10/15/34	1,000,000	987,397 (a)(f)
Galaxy CLO Ltd., 2018-26A DR (3 mo. Term SOFR + 2.950%)	7.279%	11/22/31	1,020,000	1,015,967 (a)(f)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.769%	4/20/35	450,000	$437,287 (a)(f)
Golub Capital Partners CLO Ltd., 2021-53A ER (3 mo. Term SOFR + 4.700%)	9.011%	7/20/34	1,000,000	961,129 (a)(f)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	7.182%	10/25/37	1,060,000	1,039,550 (a)(f)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	8.190%	4/17/34	1,520,000	1,526,591 (a)(f)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.543%	4/28/37	1,680,000	1,679,981 (a)(f)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.386%	12/25/35	1,190,000	1,133,019 (f)
Horizon Aircraft Finance Ltd., 2019-2 A	3.425%	11/15/39	639,652	610,500 (a)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.850%	3/21/33	923,989	914,775 (a)(f)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	9.519%	10/20/36	340,000	341,848 (a)(f)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	11.908%	4/15/34	700,000	676,805 (a)(f)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.716%	2/25/35	1,330,717	1,296,583 (f)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	7.219%	10/20/29	1,510,000	1,508,145 (a)(f)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.156%	7/15/36	1,000,000	999,674 (a)(f)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	5.591%	8/25/37	1,486,479	1,277,811 (f)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. Term SOFR + 0.939%)	5.266%	12/25/33	1,212,456	1,205,028 (f)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	5.251%	4/25/34	1,441,576	1,449,521 (f)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.638%	7/15/31	580,000	574,339 (a)(f)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	4.821%	3/26/35	647,633	586,987 (f)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	4.941%	7/27/37	1,468,151	1,209,018 (f)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	4.731%	1/25/33	298,775	291,283 (f)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	780,000	785,435 (a)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.088%	10/15/34	1,750,000	1,710,118 (a)(f)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.769%	4/17/37	990,000	956,107 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.119%	7/19/37	1,680,000	1,673,661 (a)(f)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	5.371%	8/25/35	1,050,000	878,561 (f)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.256%	4/15/31	1,360,000	1,360,354 (a)(f)
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	7.247%	8/8/32	1,100,000	1,095,855 (a)(f)
Peace Park CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.262%)	10.531%	10/20/34	1,250,000	1,205,396 (a)(f)
Pioneer Aircraft Finance Ltd., 2019-1 A	3.967%	6/15/44	723,576	702,752 (a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	1,248,008	1,055,374
Renew, 2024-1A B	9.001%	11/20/59	1,037,302	1,038,329 (a)
SMB Private Education Loan Trust, 2015-C R	16.775%	9/18/46	1,092	273,030 (a)(o)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.661%	2/25/36	3,092,282	57,527 (a)(f)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,565,871	1,297,571 (a)
Symphony CLO Ltd., 2018-20A E (3 mo. Term SOFR + 6.552%)	10.812%	1/16/32	2,250,000	2,195,542 (a)(f)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. Term SOFR + 3.362%)	7.603%	10/13/32	480,000	474,882 (a)(f)
VR Funding LLC, 2020-1A B	4.220%	11/15/50	771,556	761,428 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	8.168%	10/15/31	790,000	$793,644 (a)(f)

Total Asset-Backed Securities (Cost — $56,437,195)				51,077,100
			Face Amount†
Sovereign Bonds — 5.6%
Angola — 0.1%

Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	606,369 (a)
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	179,413	137,699
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,396,174	940,672 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561	613,653 (a)
Total Argentina				1,692,024
Bahamas — 0.2%

Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	910,000	919,705 (c)
Brazil — 0.8%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	5,354,000 BRL	859,943
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	18,652,000 BRL	2,812,187
Total Brazil				3,672,130
Dominican Republic — 0.1%

Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	510,000	459,127 (c)
Ecuador — 0.0%††

Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	239,403	144,374 (c)
Egypt — 0.1%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	660,000	551,739 (c)
El Salvador — 0.2%

El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	730,000	727,146 (a)
Ethiopia — 0.1%

Ethiopia International Bond, Senior Notes	—	12/11/24	510,000	428,686 *(c)(i)
Ghana — 0.1%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	411,560	280,056 (a)
Ivory Coast — 0.2%

Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	810,000	764,640 (a)
Jamaica — 0.2%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	110,000,000 JMD	724,428
Jordan — 0.2%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	720,000	730,782 (a)
Kenya — 0.2%

Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	840,000	801,673 (a)
Mexico — 1.1%
Mexican Bonos, Senior Notes	7.750%	11/23/34	82,720,000 MXN	3,815,945
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	1,020,000	974,068
Total Mexico				4,790,013
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mozambique — 0.1%

Mozambique International Bond, Senior Notes	9.000%	9/15/31	410,000	$315,157 (c)
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	720,000	631,656 (c)
Romania — 0.1%

Romanian Government International Bond, Senior Notes	7.500%	2/10/37	510,000	507,960 (a)
Senegal — 0.1%

Senegal Government International Bond, Senior Notes	6.250%	5/23/33	500,000	348,816 (c)
Sri Lanka — 0.0%††
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	46,815	43,531 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	13,867	11,267 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	105,659	73,961 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	71,344	46,547 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	99,070	70,093 (a)
Total Sri Lanka				245,399
Supranational — 1.0%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	378,000,000 INR	4,616,204
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	1	0 (c)(h)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	335,938	129,311 (c)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	329,149	165,710 (c)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	283,891	144,031 (c)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	576,012	285,134 (c)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	740,586	359,646 (c)
Total Ukraine				1,083,832

Total Sovereign Bonds (Cost — $25,670,395)				25,041,916
			Shares
Common Stocks — 0.2%
Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines LLC			603	5,035 *(d)(p)
Spirit Aviation Holdings Inc.			104,017	868,542 *

Total Industrials				873,577
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	41,363 *(d)(e)

Total Common Stocks (Cost — $1,460,945)				914,940
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security			Expiration Date	Warrants	Value
Warrants — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC (Cost — $899,660)			3/12/30	73,904	$617,098 *(a)(d)(p)
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $155,803)		3.400%	5/16/45	6,027,267 UYU	143,269
	Counterparty	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.44 Index, Call @ 102.500bps, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	Goldman Sachs Group Inc.	6/18/25	3,000,000	3,000,000	44,652
Credit default swaption to buy protection on Markit CDX.NA.HY.44 Index, Call @ 104.500bps, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	BNP Paribas SA	6/18/25	3,000,000	3,000,000	14,065
U.S. Dollar/Swiss Franc, Call @ 0.836CHF	Bank of America N.A.	7/11/25	3,671,000	3,671,000	30,991

Total Purchased Options (Cost — $89,534)					89,708
		Rate	Maturity Date	Face Amount†
Mortgage-Backed Securities — 0.0%††
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold (Cost — $1,494)		7.000%	8/1/30	1,491	1,504
Total Investments before Short-Term Investments (Cost — $451,061,503)					425,525,333
				Shares
Short-Term Investments — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,792,723)		4.312%		1,792,723	1,792,723 (q)(r)
Total Investments — 95.2% (Cost — $452,854,226)					427,318,056
Other Assets in Excess of Liabilities — 4.8%					21,335,057
Total Net Assets — 100.0%					$448,653,113

See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Value is less than $1.
(i)	The maturity principal is currently in default as of April 30, 2025.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of April 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)
All or a portion of this loan is unfunded as of April 30, 2025. The interest rate for fully unfunded term loans is to be determined. At April 30, 2025, the total principal amount and market value of unfunded commitments totaled $177,153 and $176,710, respectively.

(o)	Rate shown is the current yield based on income received over the trailing twelve months.
(p)	Restricted security (Note 3).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2025, the total market value of investments in Affiliated Companies was $1,792,723 and the cost was $1,792,723 (Note 2).

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UST	—	United States Treasury
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
At April 30, 2025, the Fund had the following open written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
Credit default swaption to sell protection on Markit CDX.NA.HY.44 Index, Put, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	Goldman Sachs Group Inc.	6/18/25	98.000 bps	3,000,000	3,000,000 ‡	$(9,466)
Credit default swaption to sell protection on Markit CDX.NA.HY.44 Index, Put, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30	BNP Paribas SA	6/18/25	99.500 bps	3,000,000	3,000,000 ‡	(13,181)
U.S. Dollar/Swiss Franc, Call	Bank of America N.A.	7/11/25	0.859 CHF	3,671,000	3,671,000	(10,090)
Total OTC Written Options (Premiums received — $71,736)						$(32,737)

†	Notional amount denominated in U.S. dollar unless otherwise noted.
‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
CHF	—	Swiss Franc
At April 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	50	6/25	$3,590,417	$3,682,266	$91,849
Euro-Bund	155	6/25	23,097,550	23,139,481	41,931
U.S. Treasury 2-Year Notes	276	6/25	56,905,712	57,448,969	543,257
U.S. Treasury 5-Year Notes	316	6/25	34,321,202	34,505,718	184,516
U.S. Treasury 10-Year Notes	9	6/25	1,005,906	1,009,969	4,063
U.S. Treasury Long-Term Bonds	25	6/25	2,895,543	2,915,625	20,082
U.S. Treasury Ultra Long-Term Bonds	116	6/25	14,039,517	14,039,625	108
United Kingdom Long Gilt Bonds	113	6/25	13,942,102	14,083,653	141,551
					1,027,357
Contracts to Sell:
Euro-Bobl	9	6/25	1,212,149	1,219,706	(7,557)
U.S. Treasury Ultra 10-Year Notes	6	6/25	668,990	688,407	(19,417)
					(26,974)
Net unrealized appreciation on open futures contracts					$1,000,383

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
At April 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	22,189,231	USD	3,901,060	Bank of America N.A.	5/5/25	$4,139
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,919,805	BRL	22,189,231	Bank of America N.A.	5/5/25	$14,606
BRL	22,189,231	USD	3,919,805	Goldman Sachs Group Inc.	5/5/25	(14,606)
USD	3,850,225	BRL	22,189,231	Goldman Sachs Group Inc.	5/5/25	(54,975)
CNH	8,518,317	USD	1,181,000	BNP Paribas SA	5/6/25	(8,611)
USD	1,171,888	CNH	8,518,317	BNP Paribas SA	5/6/25	(500)
USD	3,874,359	BRL	22,189,231	Bank of America N.A.	6/3/25	(2,152)
BRL	2,996,586	USD	523,101	Goldman Sachs Group Inc.	6/3/25	409
CHF	1,361,351	USD	1,689,000	Bank of America N.A.	7/15/25	(24,097)
USD	844,330	CHF	693,461	Bank of America N.A.	7/15/25	(3,758)
CHF	180,000	USD	219,033	Bank of America N.A.	7/16/25	1,128
CNH	4,360,000	USD	592,979	Bank of America N.A.	7/16/25	10,363
CNH	4,360,000	USD	593,396	Bank of America N.A.	7/16/25	9,946
CNH	4,370,000	USD	595,493	Bank of America N.A.	7/16/25	9,234
CNH	5,415,237	USD	747,544	Bank of America N.A.	7/16/25	1,824
CNH	8,100,000	USD	1,104,417	Bank of America N.A.	7/16/25	16,472
EUR	340,000	USD	373,683	Bank of America N.A.	7/16/25	13,359
EUR	390,000	USD	429,019	Bank of America N.A.	7/16/25	14,942
EUR	760,000	USD	865,483	Bank of America N.A.	7/16/25	(329)
GBP	980,249	USD	1,313,060	Bank of America N.A.	7/16/25	(6,297)
USD	442,204	AUD	710,000	Bank of America N.A.	7/16/25	(12,998)
USD	550,214	CHF	450,000	Bank of America N.A.	7/16/25	(189)
USD	756,516	CHF	610,000	Bank of America N.A.	7/16/25	10,414
USD	517,423	CNH	3,790,000	Bank of America N.A.	7/16/25	(7,042)
USD	689,776	CNH	5,050,000	Bank of America N.A.	7/16/25	(9,049)
USD	6,570,417	CNH	48,085,596	Bank of America N.A.	7/16/25	(83,731)
USD	407,880	EUR	356,721	Bank of America N.A.	7/16/25	1,803
USD	486,437	EUR	441,951	Bank of America N.A.	7/16/25	(16,662)
USD	11,912,249	GBP	9,328,235	Bank of America N.A.	7/16/25	(523,163)
CNH	8,518,317	USD	1,178,446	BNP Paribas SA	7/16/25	329
AUD	10,740,625	USD	6,501,612	Citibank N.A.	7/16/25	384,519
CAD	1,950,000	USD	1,415,587	Citibank N.A.	7/16/25	4,398
GBP	1,433,500	USD	1,911,771	Citibank N.A.	7/16/25	(781)
INR	78,066,237	USD	910,925	Citibank N.A.	7/16/25	8,206
USD	19,161	AUD	30,000	Citibank N.A.	7/16/25	(73)
USD	373,985	AUD	587,880	Citibank N.A.	7/16/25	(2,922)
USD	381,071	AUD	600,000	Citibank N.A.	7/16/25	(3,607)
USD	574,240	AUD	900,000	Citibank N.A.	7/16/25	(2,776)
USD	595,945	AUD	940,000	Citibank N.A.	7/16/25	(6,717)
USD	600,007	AUD	940,000	Citibank N.A.	7/16/25	(2,654)
USD	683,065	AUD	1,062,674	Citibank N.A.	7/16/25	1,753
USD	743,595	AUD	1,181,553	Citibank N.A.	7/16/25	(13,933)
USD	726,770	CAD	1,010,000	Citibank N.A.	7/16/25	(8,709)
USD	6,262,295	INR	542,800,060	Citibank N.A.	7/16/25	(128,484)
CHF	360,000	USD	439,346	Goldman Sachs Group Inc.	7/16/25	977
JPY	96,680,000	USD	660,267	Goldman Sachs Group Inc.	7/16/25	21,816
JPY	107,000,000	USD	730,944	Goldman Sachs Group Inc.	7/16/25	23,948
JPY	130,080,000	USD	912,393	Goldman Sachs Group Inc.	7/16/25	5,330
JPY	227,630,000	USD	1,595,408	Goldman Sachs Group Inc.	7/16/25	10,535
JPY	236,807,105	USD	1,617,800	Goldman Sachs Group Inc.	7/16/25	52,889
JPY	357,710,000	USD	2,511,079	Goldman Sachs Group Inc.	7/16/25	12,587
MXN	12,614,633	USD	637,455	Goldman Sachs Group Inc.	7/16/25	(763)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	200,966	CAD	284,395	Goldman Sachs Group Inc.	7/16/25	$(6,130)
USD	590,779	CAD	816,717	Goldman Sachs Group Inc.	7/16/25	(3,952)
USD	928,062	CHF	787,612	Goldman Sachs Group Inc.	7/16/25	(35,281)
USD	762,325	EUR	664,000	Goldman Sachs Group Inc.	7/16/25	6,454
USD	1,176,973	JPY	166,720,683	Goldman Sachs Group Inc.	7/16/25	748
USD	4,758,096	MXN	99,525,994	Goldman Sachs Group Inc.	7/16/25	(265,230)
CHF	270,000	USD	329,141	JPMorgan Chase & Co.	7/16/25	1,100
EUR	470,000	USD	516,877	Morgan Stanley & Co. Inc.	7/16/25	18,152
Net unrealized depreciation on open forward foreign currency contracts						$(587,791)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At April 30, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	73,787,000BRL	1/2/26	BRL-CDI**	11.035%**	$(328,080)	—	$(328,080)
JPMorgan Chase & Co.	27,000,000BRL	1/4/27	BRL-CDI**	13.165%**	(33,456)	—	(33,456)
JPMorgan Chase & Co.	38,560,000BRL	1/2/29	BRL-CDI**	10.230%**	(600,946)	—	(600,946)
Total					$(962,482)	—	$(962,482)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
86,000,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	$199,284	—	$199,284

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,080,000	12/20/29	7.427%	5.000% quarterly	$(89,572)	$45,639	$(135,211)
Carnival Corp., 6.650%, due 1/15/28	600,000	6/20/30	2.422%	1.000% quarterly	(37,786)	(44,433)	6,647
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nabors Industries Inc., 9.125%, due 1/31/30	$1,434,000	6/20/29	14.869%	1.000% quarterly	$(515,563)	$(187,745)	$(327,818)
Total	$3,114,000				$(642,921)	$(186,539)	$(456,382)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Transocean Inc., 8.000%, due 2/1/27	$1,434,000	6/20/29	10.587%	1.000% quarterly	$398,121	$147,373	$250,748

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.44 Index	$14,552,000	6/20/30	1.000% quarterly	$214,549	$278,064	$(63,515)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$4,369,000	7/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(138,960)	—	$(138,960)

See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 Western Asset Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	9.341%
BRL-CDI	14.150%
Daily SOFR Compound	4.410%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$29,152,724	$1,774,597	$30,927,321
Financials	—	24,708,233	0 *	24,708,233
Other Corporate Bonds & Notes	—	102,110,610	—	102,110,610
Collateralized Mortgage Obligations	—	95,752,212	—	95,752,212
Senior Loans:
Consumer Discretionary	—	10,916,426	2,833,875	13,750,301
Financials	—	13,507,466	3,834,856	17,342,322
Health Care	—	11,590,340	542,694	12,133,034
Industrials	—	14,501,830	354,321	14,856,151
Information Technology	—	12,437,578	2,737,822	15,175,400
Materials	—	2,082,861	1,372,266	3,455,127
Sovereign Bonds	—	—	1,511,125	1,511,125
Other Senior Loans	—	15,917,962	—	15,917,962
Asset-Backed Securities	—	51,077,100	—	51,077,100
Sovereign Bonds	—	25,041,916	—	25,041,916
Common Stocks:
Industrials	$868,542	5,035	—	873,577
Materials	—	—	41,363	41,363
Warrants	—	617,098	—	617,098
Non-U.S. Treasury Inflation Protected Securities	—	143,269	—	143,269
Purchased Options	—	89,708	—	89,708
Mortgage-Backed Securities	—	1,504	—	1,504
Total Long-Term Investments	868,542	409,653,872	15,002,919	425,525,333
Short-Term Investments†	1,792,723	—	—	1,792,723
Total Investments	$2,661,265	$409,653,872	$15,002,919	$427,318,056
Other Financial Instruments:
Futures Contracts††	$1,027,357	—	—	$1,027,357
Forward Foreign Currency Contracts††	—	$662,380	—	662,380
Centrally Cleared Interest Rate Swaps††	—	199,284	—	199,284
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	6,647	—	6,647
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	250,748	—	250,748
Total Other Financial Instruments	$1,027,357	$1,119,059	—	$2,146,416
Total	$3,688,622	$410,772,931	$15,002,919	$429,464,472

Western Asset Income Fund 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$32,737	—	$32,737
Futures Contracts††	$26,974	—	—	26,974
Forward Foreign Currency Contracts††	—	1,250,171	—	1,250,171
OTC Interest Rate Swaps	—	962,482	—	962,482
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	463,029	—	463,029
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	63,515	—	63,515
OTC Total Return Swaps	—	138,960	—	138,960
Total	$26,974	$2,910,894	—	$2,937,868

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	—	$1,763	—	$(1,763)	$1,774,597
Financials	$161,400	—	—	(161,400)	—
Senior Loans:
Consumer Discretionary	5,746,126	7,504	$21,444	(76,018)	3,738,959
Energy	719,100	214	17	(6,513)	—
Financials	8,685,817	14,553	21,619	(15,787)	2,620,958
Health Care	2,131,558	1,584	(199,277)	92,262	1,610,135
Industrials	5,254,201	555	(57,896)	44,114	351,225
Information Technology	4,895,912	1,638	(27,436)	(31,933)	3,253,855
Materials	1,356,464	—	—	15,802	—
Sovereign Bonds	1,522,675	—	—	(11,550)	—
Common Stocks:
Materials	193,546	—	—	(152,183)	—
Total	$30,666,799	$27,811	$(241,529)	$(304,969)	$13,349,729

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of April 30, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$1,774,597	$(1,763)
Financials	—	—	—	0 *	(161,400)

Western Asset Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of April 30, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2025[1]
Senior Loans:
Consumer Discretionary	$(6,604,140)	—	—	$2,833,875	$(23,045)
Energy	(1,800)	—	$(711,018)	—	—
Financials	(5,046,172)	—	(2,446,132)	3,834,856	(488)
Health Care	(2,216,577)	—	(876,991)	542,694	(104,035)
Industrials	(2,654,054)	—	(2,583,824)	354,321	3,096
Information Technology	(5,354,214)	—	—	2,737,822	5,774
Materials	—	—	—	1,372,266	15,802
Sovereign Bonds	—	—	—	1,511,125	(11,550)
Common Stocks:
Materials	—	—	—	41,363	(152,183)
Total	$(21,876,957)	—	$(6,617,965)	$15,002,919	$(429,792)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2025. The following transactions were effected in such company for the period ended April 30, 2025.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$38,944,014	$559,505,512	559,505,512	$596,656,803	596,656,803

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$698,091	—	$1,792,723

Western Asset Income Fund 2025 Quarterly Report

3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 4/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	603	3/25	$7,340	$5,035	$8.35	0.00%(a)
Spirit Airlines LLC, Warrants	73,904	3/25	899,660	617,098 (b)	$8.35	0.14
			$907,000	$622,133		0.14%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Income Fund 2025 Quarterly Report